Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2017
Registrant Name	JENSEN PORTFOLIO INC
Central Index Key	0000887215
Amendment Flag	false
Document Creation Date	Sep. 21, 2017
Document Effective Date	Sep. 30, 2017
Prospectus Date	Sep. 30, 2017
Class J & I Prospectus | The Jensen Portfolio doing business as Jensen Quality Growth Fund | J Shares
Prospectus:
Trading Symbol	JENSX
Class J & I Prospectus | The Jensen Portfolio doing business as Jensen Quality Growth Fund | I Shares
Prospectus:
Trading Symbol	JENIX
Class R Prospectus | The Jensen Portfolio doing business as Jensen Quality Growth Fund | R Shares
Prospectus:
Trading Symbol	JENRX
Class Y Prospectus | The Jensen Portfolio doing business as Jensen Quality Growth Fund | Y Shares
Prospectus:
Trading Symbol	JENYX